HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Investment properties	$ 62,078	$ 82,915	$ 68,585
Equity accounted investments	19,547	19,435	19,943
Accounts receivables and other assets	2,081	3,483
Total assets	102,591	131,577
Accounts payable and other liabilities	5,895	5,741
Total liabilities	64,342	82,990
Held for sale
Disclosure of financial assets [line items]
Investment properties	2,920	1,673
Property, plant and equipment	45	2
Equity accounted investments	0	127
Accounts receivables and other assets	135	50
Total assets	3,100	1,852	$ 576
Accounts payable and other liabilities	82	57
Total liabilities	$ 898	$ 57